Defined Benefit Plans - Summary of Fair Value of Plan Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	€ 43	€ 59	€ 63
Net interest on the net defined benefit liability (asset)	45	37	59
Past service cost	(3)	(88)	1
Total defined benefit expenses	85	8	122
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	32	48	52
Net interest on the net defined benefit liability (asset)	38	32	52
Past service cost	(3)	(88)	1
Total defined benefit expenses	68	(8)	104
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	11	11	11
Net interest on the net defined benefit liability (asset)	6	5	7
Past service cost
Total defined benefit expenses	€ 17	€ 16	€ 18